Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income for the year	R$ 2,167,698	R$ 13,595,621	R$ 4,292,618
Adjustments to reconcile net income to net cash provided by operations:
Accrued charges on borrowings and financing	2,459,769	2,053,547	1,909,546
Charges on loans and financing granted	(152,484)	(61,632)	(32,684)
Depreciation/ depletion / amortization	2,877,656	2,218,192	2,522,063
Equity earnings of affiliated companies	(237,917)	(182,504)	(71,755)
Charges on lease liabilities	69,510	62,470	54,236
Deferred income tax and social contribution	420,773	759,355	(1,426,696)
Provision for tax, social security, labor and civil risks	92,263	(61,404)	4,405
Monetary variations and exchange differences	(105,919)	1,039,420	2,010,056
Additions(reversals) of PP&E provisions for losses, net of write-offs	(24,914)	74,260	12,998
Provision (Reversal) for consumption and services	25,273	41,450	(29,057)
Investment impairment reversal	(387,989)
Provision for environmental liabilities and decommissioning of assets	(6,899)	92,406	10,388
Financial investments - shares – Fair value through profit or loss (VJR)	1,293,784	11,293	(1,203,068)
Receivables by indemnity	(422,254)	(17,713)	(517,183)
Net gains on the sale of the shares of Usiminas		(505,844)
Net gains on the sale of the shares of CSN Mineração		(2,472,497)
Dividends of USIMINAS	(113,697)	(196,838)	(3,989)
Other provisions	(6,267)	(18,369)	(27,681)
Total Adjustments to reconcile net income (loss) to net cash provided by operations	7,948,386	16,431,213	7,504,197
Changes in assets and liabilities
Trade receivables - third parties	(1,331,126)	1,233,727	(594,731)
Trade receivables - related parties	(72,187)	(23,220)	49,412
Inventories	(734,991)	(6,352,079)	755,571
Receivables from related parties/Dividends	176,447	206,475	90,306
Recoverable taxes	(278,370)	(65,161)	865,984
Judicial deposits	(39,277)	(14,688)	50,028
Compulsory loan received	370,000
Trade payables	(479,693)	1,173,033	2,103,283
Trade payables – forfaiting and drawee risk	1,269,102	3,816,106	(497,451)
Payroll and related taxes	31,894	46,653	(43,649)
Taxes in installments	(2,505,758)	1,221,191	1,654,135
Payables to related parties	21,115	(28,909)	12,019
Advance from customer	(863,370)	(697,137)	(10,011)
Advance from electric energy contracts	642,240
Interest paid	(2,315,586)	(2,137,782)	(1,922,130)
Cash flow hedge accounting paid	64,436	(12,573)	(299,585)
Other	139,531	(3,586)	(140,504)
Increase (Decrease) in assets and liabilities	(5,905,593)	(1,637,950)	2,072,677
Net cash generated by operating activities	2,042,793	14,793,263	9,576,874
Investments / acquisition of shares	(662,761)	(296,357)	(132,197)
Purchase of property, plant and equipment	(3,352,210)	(2,864,707)	(1,683,839)
Loans granted to related parties	(119,536)	(123,656)	(101,631)
Loans received from related parties			14,584
Financial investment, net of redeemed amount	21,568	1,504,770	39,428
Net cash received from sale of CSN Mineração's shares		3,164,612
Cash received from acquisition of investment in Elizabeth		54,768
Deposit in guarantee for the acquisition of LafargeHolcim		(263,750)
Price paid in acquisition of Elizabeth´s		(727,752)
Cash received from acquisition of investments Metalgráfica	569
Price paid in acquisition of Topázio Energética, Santa Ana and Brasil Central	(466,153)
Cash received from Acquisition of investments in Topázio Energética and Santa Ana	5,095
Price paid in acquisition of CSN Cimentos Brasil	(4,770,354)
Cash received in the acquisition of CSN Cimentos Brasil	496,445
Price paid in acquisition of CEEE-G	(928,000)
Cash received in the acquisition of CSN Cimentos Brasil	661,864
Price paid in acquisition of Energética Chapecó	(358,634)
Cash received from acquisition of investments Chapecó	41,693
Price paid in acquisition of concession rights	(2,024,118)
Net cash used in (generated by) investing activities	(11,454,532)	447,928	(1,863,655)
Borrowings and financing raised	20,187,894	12,845,544	8,085,902
Cost of borrowing	(334,709)	(162,852)	(39,174)
Payment of borrowings	(10,782,858)	(17,639,178)	(6,448,658)
Amortization of leases	(155,995)	(114,303)	(103,648)
Payment of dividends and interests on shareholder’s equity	(3,756,738)	(3,290,544)	(309,350)
Issuance of new CSN Mineração's shares		1,347,862
Share repurchase	(410,568)	(1,516,388)
Net cash used in (generated by) financing activities	4,747,026	(8,529,859)	1,185,072
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	9,589	(9,438)	(42,660)
Increase (Decrease) in cash and cash equivalents	(4,655,124)	6,701,894	8,855,631
Cash and cash equivalents at the beginning of the year	16,646,480	9,944,586	1,088,955
Cash and cash equivalents at the end of the year	R$ 11,991,356	R$ 16,646,480	R$ 9,944,586